UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Advisers® Value Fund

(To be renamed Strategic Advisers Value
Fund effective April 16, 2010)

February 28, 2010

1.880099.101

PAS-VAL-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Autoliv, Inc.	57,100	$ 2,547,231
Cooper Tire & Rubber Co.	89,500	1,569,830
		4,117,061
Distributors - 0.2%
Genuine Parts Co.	67,900	2,740,444
Diversified Consumer Services - 0.0%
H&R Block, Inc.	30,400	525,312
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. unit	380,421	13,679,939
Darden Restaurants, Inc.	94,100	3,815,755
McDonald's Corp.	288,011	18,389,502
Royal Caribbean Cruises Ltd. (a)	19,400	548,438
Wyndham Worldwide Corp.	56,000	1,287,440
Yum! Brands, Inc.	52,900	1,783,788
		39,504,862
Household Durables - 0.5%
D.R. Horton, Inc.	31,900	394,284
Mohawk Industries, Inc. (a)	11,600	598,328
National Presto Industries, Inc.	12,800	1,614,848
Newell Rubbermaid, Inc.	47,600	654,500
Whirlpool Corp.	56,000	4,712,960
		7,974,920
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	23,800	851,564
Mattel, Inc.	96,100	2,113,239
		2,964,803
Media - 2.5%
CBS Corp. Class B	240,800	3,127,992
Comcast Corp. Class A	502,600	8,262,744
DISH Network Corp. Class A	51,100	1,020,467
Gannett Co., Inc.	166,700	2,525,505
Omnicom Group, Inc.	53,200	1,948,184
Scholastic Corp.	95,400	2,804,760
The Walt Disney Co.	287,200	8,972,128
Time Warner Cable, Inc.	119,700	5,588,793
Time Warner, Inc.	202,700	5,886,408
Viacom, Inc. Class B (non-vtg.) (a)	104,700	3,104,355
		43,241,336
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Big Lots, Inc. (a)	88,600	$ 2,968,100
Family Dollar Stores, Inc.	121,600	4,011,584
Macy's, Inc.	193,900	3,713,185
Nordstrom, Inc.	54,800	2,024,312
Sears Holdings Corp. (a)	20,300	1,942,101
		14,659,282
Specialty Retail - 2.8%
AutoNation, Inc. (a)	13,000	230,750
Best Buy Co., Inc.	336,925	12,297,763
Cabela's, Inc. Class A (a)	70,200	1,085,292
Gap, Inc.	77,000	1,655,500
Genesco, Inc. (a)	44,100	1,055,313
H&M Hennes & Mauritz AB (B Shares)	49,700	3,013,219
PetSmart, Inc.	23,800	647,836
RadioShack Corp.	75,700	1,480,692
Ross Stores, Inc.	123,700	6,050,167
Staples, Inc.	262,447	6,760,635
The Children's Place Retail Stores, Inc. (a)	64,300	2,456,903
TJX Companies, Inc.	291,253	12,124,862
		48,858,932
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	95,800	6,476,080
Unifirst Corp.	24,700	1,298,232
VF Corp.	69,300	5,362,434
		13,136,746
TOTAL CONSUMER DISCRETIONARY		177,723,698
CONSUMER STAPLES - 6.7%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	315,900	8,071,245
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,200	363,968
Diageo PLC sponsored ADR	31,300	2,043,264
Molson Coors Brewing Co. Class B	21,400	864,132
PepsiCo, Inc.	211,618	13,219,776
		24,562,385
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	71,100	2,162,151
Costco Wholesale Corp.	33,300	2,030,301
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	126,000	$ 4,252,500
Kroger Co.	97,800	2,161,380
Safeway, Inc.	244,600	6,095,432
Sysco Corp.	64,400	1,861,160
Wal-Mart Stores, Inc.	112,700	6,093,689
		24,656,613
Food Products - 2.4%
Archer Daniels Midland Co.	252,600	7,416,336
Bunge Ltd.	5,600	333,704
Campbell Soup Co.	47,300	1,576,509
ConAgra Foods, Inc.	230,500	5,638,030
Corn Products International, Inc.	17,500	570,150
Del Monte Foods Co.	195,500	2,291,260
Fresh Del Monte Produce, Inc. (a)	63,900	1,240,299
General Mills, Inc.	29,400	2,117,094
H.J. Heinz Co.	27,000	1,239,300
Hormel Foods Corp.	63,100	2,594,041
McCormick & Co., Inc. (non-vtg.)	17,900	664,269
Nestle SA sponsored ADR	212,678	10,578,604
Sara Lee Corp.	424,800	5,760,288
Tyson Foods, Inc. Class A	51,500	877,560
		42,897,444
Household Products - 0.8%
Clorox Co.	23,800	1,459,178
Kimberly-Clark Corp.	95,200	5,782,448
Procter & Gamble Co.	97,200	6,150,816
		13,392,442
Personal Products - 0.0%
Herbalife Ltd.	7,000	280,350
Tobacco - 0.7%
Altria Group, Inc.	184,800	3,718,176
Lorillard, Inc.	18,200	1,329,328
Philip Morris International, Inc.	62,700	3,071,046
Reynolds American, Inc.	76,400	4,033,920
		12,152,470
TOTAL CONSUMER STAPLES		117,941,704
Common Stocks - continued
	Shares	Value
ENERGY - 16.2%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (a)	7,400	$ 247,604
Diamond Offshore Drilling, Inc.	75,900	6,627,588
Dresser-Rand Group, Inc. (a)	14,000	432,740
Halliburton Co.	346,866	10,458,010
Helix Energy Solutions Group, Inc. (a)	177,509	2,043,129
Helmerich & Payne, Inc.	18,200	737,464
Nabors Industries Ltd. (a)	31,200	687,648
National Oilwell Varco, Inc.	71,404	3,103,932
Noble Corp.	118,100	4,990,906
Oil States International, Inc. (a)	25,200	1,084,104
Patterson-UTI Energy, Inc.	26,300	406,072
Pride International, Inc. (a)	29,800	833,804
Rowan Companies, Inc. (a)	19,600	509,992
Schlumberger Ltd.	76,300	4,661,930
Tidewater, Inc.	54,100	2,411,237
Transocean Ltd. (a)	198,050	15,808,351
		55,044,511
Oil, Gas & Consumable Fuels - 13.1%
Anadarko Petroleum Corp.	214,043	15,010,836
Apache Corp.	153,548	15,913,715
Berry Petroleum Co. Class A	81,400	2,181,520
Cameco Corp.	68,100	1,870,364
Chevron Corp.	794,110	57,414,148
CNOOC Ltd.	2,797,700	4,400,732
ConocoPhillips	401,400	19,267,200
CVR Energy, Inc. (a)	187,300	1,539,606
Devon Energy Corp.	110,200	7,588,372
El Paso Corp.	221,900	2,323,293
Exxon Mobil Corp.	469,700	30,530,500
Hess Corp.	169,137	9,945,256
Marathon Oil Corp.	410,000	11,869,500
Murphy Oil Corp.	53,400	2,771,460
Occidental Petroleum Corp.	205,434	16,403,905
Peabody Energy Corp.	170,047	7,817,061
Pioneer Natural Resources Co.	14,700	685,755
Southern Union Co.	89,200	2,135,448
Sunoco, Inc.	60,900	1,605,933
Total SA Series B	214,900	11,973,465
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	130,600	$ 2,813,124
World Fuel Services Corp.	98,800	2,610,296
		228,671,489
TOTAL ENERGY		283,716,000
FINANCIALS - 21.0%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	65,000	2,601,950
Bank of New York Mellon Corp.	74,100	2,113,332
BlackRock, Inc. Class A	18,400	4,025,920
Federated Investors, Inc. Class B (non-vtg.)	54,600	1,365,546
Franklin Resources, Inc.	20,500	2,085,260
GFI Group, Inc.	216,900	1,195,119
Goldman Sachs Group, Inc.	120,068	18,772,632
Morgan Stanley	369,100	10,401,238
Raymond James Financial, Inc.	16,100	416,346
State Street Corp.	69,100	3,103,281
		46,080,624
Commercial Banks - 4.6%
Associated Banc-Corp.	59,800	772,018
BB&T Corp.	73,600	2,099,808
Comerica, Inc.	84,400	3,045,152
Fifth Third Bancorp	448,680	5,478,383
HSBC Holdings PLC sponsored ADR	36,800	2,021,056
International Bancshares Corp.	137,800	2,921,360
PNC Financial Services Group, Inc.	216,265	11,626,406
Toronto-Dominion Bank	64,500	4,121,625
U.S. Bancorp, Delaware	609,076	14,989,360
Wells Fargo & Co.	1,206,471	32,984,917
		80,060,085
Consumer Finance - 0.7%
American Express Co.	219,344	8,376,747
AmeriCredit Corp. (a)	12,100	269,225
Nelnet, Inc. Class A	124,500	1,957,140
SLM Corp. (a)	87,200	974,896
		11,578,008
Diversified Financial Services - 5.9%
Bank of America Corp.	2,685,281	44,736,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	901,800	$ 3,066,120
JPMorgan Chase & Co.	1,268,869	53,254,432
NYSE Euronext	57,100	1,506,298
		102,563,631
Insurance - 6.2%
ACE Ltd.	64,600	3,229,354
AFLAC, Inc.	42,300	2,091,735
Allied World Assurance Co. Holdings Ltd.	9,500	437,950
Allstate Corp.	172,100	5,378,125
American Financial Group, Inc.	141,600	3,663,192
American National Insurance Co.	3,500	379,890
Arch Capital Group Ltd. (a)	11,200	828,576
Aspen Insurance Holdings Ltd.	15,100	426,726
Assurant, Inc.	20,300	619,556
Axis Capital Holdings Ltd.	24,500	770,525
Endurance Specialty Holdings Ltd.	10,900	419,214
Everest Re Group Ltd.	79,200	6,765,264
Genworth Financial, Inc. Class A (a)	77,700	1,238,538
Hanover Insurance Group, Inc.	9,500	400,425
Hartford Financial Services Group, Inc.	75,000	1,827,750
HCC Insurance Holdings, Inc.	291,700	8,138,430
Lincoln National Corp.	379,823	9,563,943
Loews Corp.	142,500	5,195,550
Markel Corp. (a)	1,800	634,950
MetLife, Inc.	230,000	8,369,700
Montpelier Re Holdings Ltd.	187,300	3,322,702
Progressive Corp.	115,500	1,980,825
Prudential Financial, Inc.	280,588	14,705,617
RenaissanceRe Holdings Ltd.	11,600	642,176
The Chubb Corp.	202,400	10,213,104
The First American Corp.	11,200	360,976
The Travelers Companies, Inc.	208,800	10,980,792
Torchmark Corp.	15,800	734,700
Transatlantic Holdings, Inc.	12,600	626,220
Unum Group	93,100	1,937,411
White Mountains Insurance Group Ltd.	2,100	727,944
XL Capital Ltd. Class A	138,200	2,524,914
		109,136,774
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.	78,399	6,383,247
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust (SBI)	60,100	$ 2,213,483
Public Storage	39,500	3,246,505
Simon Property Group, Inc.	56,200	4,399,898
		16,243,133
Real Estate Management & Development - 0.1%
Hongkong Land Holdings Ltd.	411,000	1,890,600
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	59,900	809,848
TOTAL FINANCIALS		368,362,703
HEALTH CARE - 11.5%
Biotechnology - 0.8%
Amgen, Inc. (a)	144,000	8,151,840
Biogen Idec, Inc. (a)	40,600	2,233,406
Cephalon, Inc. (a)	48,600	3,337,362
		13,722,608
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	53,600	3,051,448
Becton, Dickinson & Co.	61,300	4,773,431
Covidien PLC	37,500	1,842,000
Kinetic Concepts, Inc. (a)	52,600	2,204,992
Medtronic, Inc.	192,400	8,350,160
Zimmer Holdings, Inc. (a)	37,500	2,149,875
		22,371,906
Health Care Providers & Services - 2.6%
Aetna, Inc.	111,800	3,352,882
AmerisourceBergen Corp.	195,700	5,487,428
CIGNA Corp.	32,600	1,116,876
Community Health Systems, Inc. (a)	11,200	383,824
Coventry Health Care, Inc. (a)	17,900	414,922
DaVita, Inc. (a)	9,200	566,812
Health Net, Inc. (a)	11,900	274,771
Humana, Inc. (a)	61,200	2,896,596
Laboratory Corp. of America Holdings (a)	13,000	953,030
LifePoint Hospitals, Inc. (a)	51,400	1,567,700
McKesson Corp.	85,300	5,045,495
Patterson Companies, Inc. (a)	12,700	376,936
UnitedHealth Group, Inc.	333,500	11,292,310
Universal American Financial Corp. (a)	132,600	1,910,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	96,700	$ 2,999,634
WellPoint, Inc. (a)	125,900	7,789,433
		46,429,415
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	11,200	424,704
Thermo Fisher Scientific, Inc. (a)	252,731	12,325,691
		12,750,395
Pharmaceuticals - 6.1%
Abbott Laboratories	377,135	20,470,888
Bristol-Myers Squibb Co.	558,549	13,690,036
Eli Lilly & Co.	144,600	4,965,564
Endo Pharmaceuticals Holdings, Inc. (a)	109,000	2,479,750
Forest Laboratories, Inc. (a)	241,600	7,219,008
Johnson & Johnson	195,400	12,310,200
King Pharmaceuticals, Inc. (a)	42,400	477,000
Merck & Co., Inc.	447,791	16,514,532
Mylan, Inc. (a)	52,200	1,113,948
Par Pharmaceutical Companies, Inc. (a)	91,400	2,287,742
Pfizer, Inc.	1,125,000	19,743,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	86,900	5,214,869
		106,487,287
TOTAL HEALTH CARE		201,761,611
INDUSTRIALS - 11.3%
Aerospace & Defense - 4.9%
BE Aerospace, Inc. (a)	11,200	290,080
General Dynamics Corp.	273,570	19,847,504
Goodrich Corp.	13,700	899,131
Honeywell International, Inc.	52,900	2,124,464
ITT Corp.	20,300	1,039,969
L-3 Communications Holdings, Inc.	123,000	11,244,660
Lockheed Martin Corp.	129,700	10,085,472
Northrop Grumman Corp.	120,600	7,387,956
Precision Castparts Corp.	15,401	1,736,463
Raytheon Co.	118,500	6,664,440
Rockwell Collins, Inc.	17,900	1,007,412
The Boeing Co.	107,510	6,790,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	5,600	$ 281,232
United Technologies Corp.	242,563	16,651,950
		86,051,065
Air Freight & Logistics - 0.3%
FedEx Corp.	41,400	3,509,064
United Parcel Service, Inc. Class B	32,400	1,903,176
		5,412,240
Airlines - 0.2%
SkyWest, Inc.	134,800	1,989,648
Southwest Airlines Co.	80,900	1,017,722
		3,007,370
Building Products - 0.1%
Masco Corp.	109,600	1,465,352
Commercial Services & Supplies - 1.2%
Deluxe Corp.	125,700	2,256,315
Pitney Bowes, Inc.	93,400	2,138,860
R.R. Donnelley & Sons Co.	200,400	3,985,956
The Brink's Co.	65,900	1,679,132
Waste Management, Inc.	309,915	10,233,393
		20,293,656
Construction & Engineering - 0.3%
Fluor Corp.	15,401	659,163
Foster Wheeler AG (a)	27,900	686,619
KBR, Inc.	126,700	2,623,957
Tutor Perini Corp. (a)	102,800	2,032,356
		6,002,095
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	9,500	445,075
Industrial Conglomerates - 2.2%
3M Co.	23,900	1,915,585
Carlisle Companies, Inc.	20,000	686,000
General Electric Co.	1,924,300	30,904,258
Seaboard Corp.	486	617,706
Tyco International Ltd.	113,100	4,078,386
		38,201,935
Machinery - 1.1%
AGCO Corp. (a)	10,500	359,625
Albany International Corp. Class A	123,200	2,380,224
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Bucyrus International, Inc. Class A	35,002	$ 2,189,725
Caterpillar, Inc.	73,113	4,171,097
Flowserve Corp.	7,000	700,630
Joy Global, Inc.	23,800	1,209,040
Navistar International Corp. (a)	6,000	234,960
PACCAR, Inc.	182,328	6,445,295
Snap-On, Inc.	7,400	312,428
SPX Corp.	16,000	951,840
		18,954,864
Professional Services - 0.0%
Equifax, Inc.	16,100	519,386
Road & Rail - 0.9%
CSX Corp.	67,200	3,189,312
Norfolk Southern Corp.	66,300	3,409,809
Union Pacific Corp.	110,029	7,412,654
Werner Enterprises, Inc.	95,700	2,135,067
		16,146,842
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	181,000	1,761,130
TOTAL INDUSTRIALS		198,261,010
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	227,200	2,344,704
Harris Corp.	194,500	8,795,290
QUALCOMM, Inc.	110,700	4,061,583
Tellabs, Inc.	172,000	1,188,520
		16,390,097
Computers & Peripherals - 3.4%
Dell, Inc. (a)	174,000	2,302,020
Hewlett-Packard Co.	447,229	22,714,761
International Business Machines Corp.	194,719	24,760,468
SanDisk Corp. (a)	24,900	725,337
Seagate Technology	265,700	5,290,087
Western Digital Corp. (a)	113,000	4,365,190
		60,157,863
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	20,300	572,663
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	25,900	$ 715,099
AVX Corp.	21,700	266,910
Corning, Inc.	232,100	4,091,923
Ingram Micro, Inc. Class A (a)	28,000	495,600
Molex, Inc.	10,200	208,590
Tech Data Corp. (a)	81,900	3,508,596
Tyco Electronics Ltd.	85,500	2,191,365
Vishay Intertechnology, Inc. (a)	167,000	1,711,750
		13,762,496
Internet Software & Services - 0.0%
IAC/InterActiveCorp (a)	24,200	541,838
IT Services - 1.2%
Automatic Data Processing, Inc.	93,700	3,898,857
Broadridge Financial Solutions, Inc.	23,500	494,440
Computer Sciences Corp. (a)	78,000	4,039,620
CSG Systems International, Inc. (a)	123,800	2,490,856
DST Systems, Inc. (a)	8,400	322,812
Fiserv, Inc. (a)	13,900	670,397
Hewitt Associates, Inc. Class A (a)	15,800	600,242
Lender Processing Services, Inc.	12,300	469,614
MasterCard, Inc. Class A	25,167	5,646,720
The Western Union Co.	118,700	1,873,086
Total System Services, Inc.	33,600	478,464
		20,985,108
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	911,801	18,719,275
Micron Technology, Inc. (a)	271,700	2,461,602
Texas Instruments, Inc.	210,400	5,129,552
		26,310,429
Software - 1.6%
CA, Inc.	89,300	2,009,250
Microsoft Corp.	631,984	18,112,661
Oracle Corp.	346,326	8,536,936
		28,658,847
TOTAL INFORMATION TECHNOLOGY		166,806,678
Common Stocks - continued
	Shares	Value
MATERIALS - 3.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	90,885	$ 6,232,893
Ashland, Inc.	107,700	5,070,516
Eastman Chemical Co.	26,900	1,601,895
FMC Corp.	14,700	840,399
International Flavors & Fragrances, Inc.	9,100	383,201
Lubrizol Corp.	61,800	4,882,818
Monsanto Co.	78,500	5,546,025
Praxair, Inc.	26,600	1,998,724
RPM International, Inc.	22,100	425,425
Sigma Aldrich Corp.	62,200	2,966,318
Stepan Co.	22,400	1,064,896
		31,013,110
Containers & Packaging - 0.4%
Ball Corp.	16,100	870,044
Crown Holdings, Inc. (a)	17,500	478,100
Owens-Illinois, Inc. (a)	28,700	850,668
Pactiv Corp. (a)	19,300	477,868
Rock-Tenn Co. Class A	33,100	1,384,904
Sealed Air Corp.	27,300	557,739
Silgan Holdings, Inc.	41,000	2,341,510
Sonoco Products Co.	11,200	331,296
		7,292,129
Metals & Mining - 1.3%
Allegheny Technologies, Inc.	73,000	3,187,180
BHP Billiton Ltd. sponsored ADR	72,844	5,341,651
Freeport-McMoRan Copper & Gold, Inc.	89,152	6,700,664
United States Steel Corp.	143,172	7,579,526
		22,809,021
Paper & Forest Products - 0.0%
MeadWestvaco Corp.	29,400	674,436
TOTAL MATERIALS		61,788,696
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,198,100	29,724,861
CenturyTel, Inc.	59,000	2,021,930
Qwest Communications International, Inc.	219,100	999,096
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	203,300	$ 5,881,469
Windstream Corp.	74,600	755,698
		39,383,054
Wireless Telecommunication Services - 1.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	62,900	3,109,147
NII Holdings, Inc. (a)	21,000	785,820
Rogers Communications, Inc. Class B (non-vtg.)	375,238	12,363,508
Telephone & Data Systems, Inc.	84,800	2,646,608
		18,905,083
TOTAL TELECOMMUNICATION SERVICES		58,288,137
UTILITIES - 4.4%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	360,400	12,116,648
Duke Energy Corp.	194,300	3,176,805
E.ON AG sponsored ADR	51,500	1,834,945
Edison International	50,100	1,634,763
Entergy Corp.	21,400	1,625,758
Exelon Corp.	8,400	363,720
FirstEnergy Corp.	25,900	1,001,035
FPL Group, Inc.	154,700	7,173,439
NV Energy, Inc.	40,300	447,733
Pinnacle West Capital Corp.	15,100	549,791
Unisource Energy Corp.	33,699	981,989
Westar Energy, Inc.	14,000	299,600
		31,206,226
Gas Utilities - 0.4%
AGL Resources, Inc.	13,300	483,189
Atmos Energy Corp.	70,500	1,935,930
Energen Corp.	12,300	559,158
ONEOK, Inc.	17,900	793,507
Questar Corp.	29,800	1,251,302
Southwest Gas Corp.	77,400	2,212,092
		7,235,178
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	74,200	867,398
Mirant Corp. (a)	13,300	167,314
		1,034,712
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.1%
Alliant Energy Corp.	12,600	$ 398,538
Ameren Corp.	74,500	1,840,895
CMS Energy Corp.	209,700	3,202,119
Consolidated Edison, Inc.	27,300	1,167,075
DTE Energy Co.	72,600	3,152,292
Integrys Energy Group, Inc.	8,800	387,904
MDU Resources Group, Inc.	17,000	347,480
NiSource, Inc.	46,900	704,438
OGE Energy Corp.	12,600	460,656
PG&E Corp.	134,513	5,638,785
Public Service Enterprise Group, Inc.	126,100	3,747,692
SCANA Corp.	11,900	428,995
Sempra Energy	200,200	9,843,834
TECO Energy, Inc.	24,200	370,986
Wisconsin Energy Corp.	124,000	6,005,320
		37,697,009
TOTAL UTILITIES		77,173,125
TOTAL COMMON STOCKS (Cost $1,618,188,274)		1,711,823,362
Investment Companies - 0.2%

iShares Russell 1000 Value Index ETF (Cost $3,597,932)	63,300	3,638,484
Money Market Funds - 2.1%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $36,348,233)	36,348,233	36,348,233
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,658,134,439)		1,751,810,079
NET OTHER ASSETS - 0.1%		1,580,162
NET ASSETS - 100%		$ 1,753,390,241
Security Type Abbreviations
ETFs - Exchange-Trade Funds
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,723,698	$ 177,723,698	$ -	$ -
Consumer Staples	117,941,704	117,941,704	-	-
Energy	283,716,000	267,341,803	16,374,197	-
Financials	368,362,703	368,362,703	-	-
Health Care	201,761,611	201,761,611	-	-
Industrials	198,261,010	198,261,010	-	-
Information Technology	166,806,678	166,806,678	-	-
Materials	61,788,696	61,788,696	-	-
Telecommunication Services	58,288,137	58,288,137	-	-
Utilities	77,173,125	77,173,125	-	-
Investment Companies	3,638,484	3,638,484	-	-
Money Market Funds	36,348,233	36,348,233	-	-
Total Investments in Securities:	$ 1,751,810,079	$ 1,735,435,882	$ 16,374,197	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,660,332,370. Net unrealized appreciation aggregated $91,477,709, of which $128,740,281 related to appreciated investment securities and $37,262,572 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2010